Investments In Affiliated Companies, Partnerships And Other Companies (Investments In Companies Accounted For Under The Equity Method) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2025	Dec. 31, 2024
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 113,339	$ 101,145
Subsidiary B | Wholly-Owned U.K Subsidiary | Corporate Joint Venture
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%
Subsidiary B | Kellogg Brown & Root Limited | Corporate Joint Venture
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	50.00%
Company C | Corporate Joint Venture
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	49.00%
Company C | Adani Group | Corporate Joint Venture
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Joint Venture, Ownership Percentage	51.00%
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 99,102	88,974
Ownership percentage		50.00%
Proceeds from Dividends Received		$ 17,500	10,800
Subsidiary A | Rafael Advanced Defense Systems Ltd
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Ownership percentage		50.00%
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 5,634	5,220
Subsidiary C
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		4,147	3,641
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Investment in Company accounted for under the equity method		$ 4,456	$ 3,310